MGE Energy Inc Consolidated Statements of Income (Unaudited) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Operating Revenues:
Regulated electric revenues	$ 96,846	$ 96,339	$ 190,340	$ 186,275
Regulated gas revenues	30,042	18,629	102,509	75,648
Nonregulated revenues	1,400	2,253	2,676	4,557
Total Operating Revenues	128,288	117,221	295,525	266,480
Operating Expenses:
Fuel for electric generation	9,810	11,481	20,570	20,332
Purchased power	21,051	17,314	39,256	36,860
Cost of gas sold	16,748	7,801	61,440	42,646
Other operations and maintenance	41,887	41,278	83,536	84,227
Depreciation and amortization	9,530	9,712	19,154	19,336
Other general taxes	4,765	4,554	9,444	9,554
Total Operating Expenses	103,791	92,140	233,400	212,955
Operating Income	24,497	25,081	62,125	53,525
Other income, net	2,711	2,549	6,020	5,119
Interest expense, net	(4,657)	(4,764)	(9,332)	(9,868)
Income before income taxes	22,551	22,866	58,813	48,776
Income tax provision	(8,660)	(8,596)	(22,338)	(18,458)
Net Income (Loss)	$ 13,891	$ 14,270	$ 36,475	$ 30,318
Earnings Per Share of Common Stock (basic and diluted)	$ 0.60	$ 0.62	$ 1.58	$ 1.31
Dividends per share of common stock	$ 0.395	$ 0.383	$ 0.790	$ 0.766
Average Shares Outstanding (basic and diluted)	23,114	23,114	23,114	23,114